Shareholder Fees {- Fidelity Sustainable U.S. Equity Fund}	Jul. 30, 2022 USD ($)
05.31 Fidelity Sustainable U.S. Equity Fund - Retail PRO-04 | Fidelity Sustainable U.S. Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none